Due From/(To) Related Parties - Schedule of Due To Related Party (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Due to a related party – non-current
Due to a related party – non-current		$ 62,200	$ 1,626,184
Tingjun Yang [Member]
Due to a related party – non-current
Due to a related party – non-current		62,200	63,000
Guangzhou Sanyi Network [Member]
Due to a related party – non-current
Due to a related party – non-current	[1]	$ 0	$ 1,619,884

[1]	On December 25, 2025, the Company sold its remaining 40% equity interest in Guangzhou Sanyi Network, completing the full divestment of the entity.